Right of Use of Assets	12 Months Ended
Jun. 30, 2023
Right-of-Use of Assets [Abstract]
Right-of-use of assets

Note 9. Right-of-use of assets

Land
As of June 30, 2022	$—
Acquisitions through business combinations(i)	43,507
Effect of changes in foreign exchange rates	299
As of June 30, 2023	$43,806

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(i)      Through the ValoraSoy acquisition, the Group acquired a parcel of land for an original amount of $43,507.